DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DEBT
Outstanding debt

	September 30, 2012	December 31, 2011
Senior Credit Facilities:
Term loans	$1,613	$1,696
Amounts outstanding under A/R programs	237	237
Senior notes	490	472
Senior subordinated notes	892	976
HPS (China) debt	109	167
Variable interest entities	266	281
Other	73	113

Total debt-excluding debt to affiliates	$3,680	$3,942

Total current portion of debt	$130	$212
Long-term portion	3,550	3,730

Total debt-excluding debt to affiliates	$3,680	$3,942

Total debt-excluding debt to affiliates	$3,680	$3,942
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	610	439

Total debt	$4,390	$4,481

	December 31,
	2011	2010
Senior Credit Facilities:
Term loans	$1,696	$1,688
Amounts outstanding under A/R programs	237	238
Senior notes	472	452
Subordinated notes	976	1,279
HPS (China) debt	167	188
Variable interest entities	281	200
Other	113	101

Total debt-excluding debt to affiliates	$3,942	$4,146

Total current portion of debt	$212	$519
Long-term portion	3,730	3,627

Total debt-excluding debt to affiliates	$3,942	$4,146

Total debt-excluding debt to affiliates	$3,942	$4,146
Notes payable to affiliates-current	100	100
Notes payable to affiliates-noncurrent	439	439

Total debt	$4,481	$4,685

Schedule of Senior Credit Facilities

Facility	Committed Amount	Principal Outstanding		Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$400	$-	(1)	$-	(1)	USD LIBOR plus 2.50%	2017	(3)
Term Loan B	NA	243		243		USD LIBOR plus 1.50%	2014
Extended Term Loan B	NA	637		637		USD LIBOR plus 2.50%	2017	(3)
Extended Term Loan B-Series 2	NA	342		342		USD LIBOR plus 2.75%	2017	(3)
Term Loan C	NA	419		391		USD LIBOR plus 2.25%	2016
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $19 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of September 30, 2012, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 3%.

(3)
The maturity of the Revolving Facility commitments will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to repay our 5.50% senior notes due 2016, Term Loan B due April 19, 2014 and Term Loan C due June 30, 2016. The maturity of Extended Term Loan B and Extended Term Loan B-Series 2 will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our 5.50% senior notes due 2016 that remain outstanding during the three months prior to the maturity date of such notes.

Facility	Committed Amount	Principal Outstanding	Carrying Value		Interest Rate(2)	Maturity
Revolving Facility	$300	$-	$-	(1)	USD LIBOR plus 3.00%	2014	(3)
Term Loan B	NA	$652	$652		USD LIBOR plus 1.50%	2014	(3)
Term Loan C	NA	$427	$394		USD LIBOR plus 2.25%	2016	(3)
Extended Term Loan B	NA	$650	$650		USD LIBOR plus 2.50%	2017	(3)
(1)
We had no borrowings outstanding under our Revolving Facility; we had approximately $20 million (U.S. dollar equivalents) of letters of credit and bank guarantees issued and outstanding under our Revolving Facility.

(2)
The applicable interest rate of the Senior Credit Facilities is subject to certain secured leverage ratio thresholds. As of December 31, 2011, the weighted average interest rate on our outstanding balances under the Senior Credit Facilities was approximately 2%.

(3)
The maturity of the Extended Term Loan B will accelerate if we do not repay, refinance or have a minimum level of liquidity available to enable us to refinance or repay our outstanding 5.50% senior notes due 2016 at least three months prior to the maturity date of such notes.

Schedule of A/R Programs

December 31, 2011
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	April 2014	$250	$90(4)	Applicable Rate plus 1.50% - 1.65%
EU A/R Program	April 2014	€225 (approximately $291)	€114 (approximately $147)	Applicable Rate plus 2.0%

December 31, 2010
Facility	Maturity	Maximum Funding Availability(1)	Amount Outstanding	Interest Rate(2)(3)
U.S. A/R Program	October 2012	$125	$27.5	USD LIBOR rate plus 3.75%
U.S. A/R Program	October 2011	$125	$27.5	CP rate plus 3.50%
EU A/R Program	October 2011	€225 (approximately $297)	€139 (approximately $183)	GBP LIBOR rate, USD LIBOR rate or EURIBOR rate plus 3.75%
(1)
The amount of actual availability under the A/R Programs may be lower based on the level of eligible receivables sold, changes in the credit ratings of our customers, customer concentration levels, and certain characteristics of the accounts receivable being transferred, as defined in the applicable agreements.

(2)
Each interest rate is defined in the applicable agreements. In addition, the U.S. SPE and the EU SPE are obligated to pay unused commitment fees to the lenders based on the amount of each lender's commitment.

(3)
Applicable rate for the U.S. A/R Program is defined by the lender as either USD LIBOR or CP rate. Applicable rate for the EU A/R Program is either GBP LIBOR, USD LIBOR or EURIBOR.

(4)
As of December 31, 2011 we had approximately $4 million (U.S. dollar equivalents) of letters of credit issued and outstanding under our U.S. A/R Program.

Summary of outstanding notes

Notes	Maturity	Interest Rate		Amount Outstanding
Senior Notes	June 2016	5.500	%(1)	$600 ($472 carrying value)
Senior Subordinated Notes	March 2021	8.625%		$530 ($543 carrying value)
Senior Subordinated Notes	March 2020	8.625%		$350
Senior Subordinated Notes	January 2015	7.500%		€64 (approximately $83)
(1)
The effective interest rate at issuance was 11.73%.

Redemption of Notes and Loss on Early Extinguishment of Debt

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
March 26, 2012	7.50% Senior Subordinated Notes due 2015	€ 64 (approximately $86)	€ 65 (approximately $87)	$1
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€ 14 (approximately $19)	€ 14 (approximately $19)	$-
Three months ended September 30, 2011	7.50% Senior Subordinated Notes due 2013	€ 12 (approximately $17)	€ 12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2013	$ 75	$ 77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3

Date of Redemption	Notes	Principal Amount of Notes Redeemed	Amount Paid (Excluding Accrued Interest)	Loss on Early Extinguishment of Debt
Three months ended December 31, 2011	6.875% Senior Subordinated Notes due 2013	€70 (approximately $94)	€71 (approximately $96)	$2
Three months ended September 30, 2011	6.875% Senior Subordinated Notes due 2013	€14 (approximately $19)	€14 (approximately $19)	$-
Three months ended September 30, 2011	7.5% Senior Subordinated Notes due 2015	€12 (approximately $17)	€12 (approximately $17)	$-
July 25, 2011	7.375% Senior Subordinated Notes due 2015	$75	$77	$2
January 18, 2011	7.375% Senior Subordinated Notes due 2015	$100	$102	$3
November 29, 2010	7.875% Senior Subordinated Notes due 2014	$88	$92	$3
November 26, 2010	7.875% Senior Subordinated Notes due 2014	$100	$104	$4
October 12, 2010	7.875% Senior Subordinated Notes due 2014	$159	$165	$7
September 27, 2010	6.875% Senior Subordinated Notes due 2013	€132 (approximately $177)	€137 (approximately $183)	$7
March 17, 2010	6.875% Senior Subordinated Notes due 2013	€184 (approximately $253)	€189 (approximately $259)	$7
March 17, 2010	7.50% Senior Subordinated Notes due 2015	€59 (approximately $81)	€59 (approximately $81)	$2

Scheduled maturities of our debt (excluding debt to affiliates)

Year ending December 31
2012	$212
2013	86
2014	973
2015	135
2016	897
Thereafter	1,639

$3,942